PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks
Aerospace & Defense 2.4%
L3Harris Technologies, Inc.	1,322	$325,543
Banks 5.8%
East West Bancorp, Inc.	3,131	343,408
Wintrust Financial Corp.	3,278	452,397
		795,805
Biotechnology 4.1%
Natera, Inc.*	1,607	269,622
Neurocrine Biosciences, Inc.*	1,719	217,883
Vaxcyte, Inc.*	840	79,246
		566,751
Capital Markets 1.4%
LPL Financial Holdings, Inc.	595	193,464
Consumer Staples Distribution & Retail 2.1%
Performance Food Group Co.*	3,301	291,280
Containers & Packaging 3.2%
Crown Holdings, Inc.	4,852	446,821
Electrical Equipment 5.5%
Generac Holdings, Inc.*	1,738	327,092
Regal Rexnord Corp.	887	153,194
Vertiv Holdings Co. (Class A Stock)	2,162	275,871
		756,157
Electronic Equipment, Instruments & Components 3.3%
Coherent Corp.*	2,018	202,123
Littelfuse, Inc.	1,030	254,070
		456,193
Financial Services 6.1%
Essent Group Ltd.	3,536	204,310
Shift4 Payments, Inc. (Class A Stock)*	5,572	635,654
		839,964

PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation 0.6%
J.B. Hunt Transport Services, Inc.	465	$87,936
Health Care Providers & Services 1.9%
Encompass Health Corp.	2,563	263,835
Hotels, Restaurants & Leisure 6.6%
Churchill Downs, Inc.	3,554	505,059
Hilton Worldwide Holdings, Inc.	1,569	397,647
		902,706
Insurance 9.2%
Axis Capital Holdings Ltd.	3,726	346,667
Markel Group, Inc.*	284	506,349
RenaissanceRe Holdings Ltd. (Bermuda)	910	260,396
Ryan Specialty Holdings, Inc.	2,084	157,134
		1,270,546
Interactive Media & Services 1.0%
Pinterest, Inc. (Class A Stock)*	4,761	144,354
Machinery 4.9%
Allison Transmission Holdings, Inc.	2,434	288,429
Gates Industrial Corp. PLC*	17,392	385,407
		673,836
Marine Transportation 2.5%
Kirby Corp.*	2,738	346,384
Metals & Mining 1.7%
Agnico Eagle Mines Ltd. (Canada)	2,728	230,298
Multi-Utilities 5.9%
CMS Energy Corp.	3,555	247,819
NiSource, Inc.	14,975	570,398
		818,217

PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 7.0%
Cheniere Energy, Inc.	1,826	$409,042
Targa Resources Corp.	2,696	550,793
		959,835
Professional Services 1.2%
KBR, Inc.	2,639	160,530
Real Estate Management & Development 1.8%
CBRE Group, Inc. (Class A Stock)*	1,775	248,482
Residential REITs 2.2%
Independence Realty Trust, Inc.	13,734	299,951
Semiconductors & Semiconductor Equipment 3.2%
Entegris, Inc.	1,364	144,079
MACOM Technology Solutions Holdings, Inc.*	1,335	177,315
Universal Display Corp.	710	116,809
		438,203
Software 3.4%
CyberArk Software Ltd.*	841	272,072
Monday.com Ltd.*	690	196,898
		468,970
Specialized REITs 4.7%
Gaming & Leisure Properties, Inc.	12,443	642,183
Specialty Retail 2.5%
Burlington Stores, Inc.*	1,238	348,968
Textiles, Apparel & Luxury Goods 4.5%
On Holding AG (Switzerland) (Class A Stock)*	3,834	223,637
Ralph Lauren Corp.	1,737	401,942
		625,579

Total Long-Term Investments (cost $11,131,544)		13,602,791

PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value

Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $182,311)(wb)	182,311	$182,311

TOTAL INVESTMENTS 100.0% (cost $11,313,855)		13,785,102
Other assets in excess of liabilities 0.0%		776

Net Assets 100.0%		$13,785,878

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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